Note 5 - Segment Information (Details Textual) € in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Statement Line Items [Line Items]
Number of operating segment			1		1
Total non-current assets	€ 28,494		€ 28,494		€ 4,888	€ 4,096
Total revenue	23	€ 0	42	€ 0	16	€ 0	€ 0
Integration of solar technology
Statement Line Items [Line Items]
Total revenue	€ 21		€ 39		11
Germany 1
Statement Line Items [Line Items]
Total non-current assets					3,899
Germany 1 | Integration of solar technology
Statement Line Items [Line Items]
Total revenue					2
Finland
Statement Line Items [Line Items]
Total non-current assets					898
United states 1 | Integration of solar technology
Statement Line Items [Line Items]
Total revenue					€ 9